OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other long-term assets
Other long term assets comprise the following items:

(in thousands of $)	2022	2021
Collateral deposits on swap agreements	8,770	10,368
Value of acquired charter-out contracts, net	4,712	7,607
Other	—	566
Total other long-term assets	13,482	18,541